Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2022
Financial instruments and risk management
Summary of remaining contractual maturities at the end of years presented of the Group's financial liabilities

	Carrying	Payable
As at December 31, 2022	amount	within 1 year	1-3 years	Total
Accounts payable and accrued liabilities	$9,334,158	$9,334,158	$—	$9,334,158
Lease liability	72,871	50,447	22,424	72,871
	$9,407,029	$9,384,605	$22,424	$9,407,029